Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

12. Leases

The following note provides an overview of the right-of-use (RoU) assets and the lease liabilities where the Group is a lessee.

The table below presents the movements in the carrying amount of the RoU assets.

(In thousands of €)	Office leases	Car leases	Total
Acquisition cost
As at January 1, 2025	1,318	424	1,742
Additions	34	—	34
Disposals	(2)	(45)	(47)
As at December 31, 2025	1,350	379	1,730
Accumulated depreciation and impairment
As at January 1, 2025	(236)	(134)	(370)
Depreciation	(162)	(97)	(259)
Disposals	(5)	(12)	(17)
As at December 31, 2025	(403)	(243)	(647)
Carrying amount as at December 31, 2025	947	136	1,083
Acquisition cost
As at January 1, 2024	1,407	321	1,728
Additions	11	120	131
Disposals	(21)	(17)	(38)
Lease remeasurement	(78)	—	(78)
As at December 31, 2024	1,319	424	1,743
Accumulated depreciation and impairment
As at January 1, 2024	(71)	(51)	(122)
Depreciation	(168)	(87)	(255)
Disposals	3	4	7
As at December 31, 2024	(236)	(134)	(370)
Carrying amount as at December 31, 2024	1,083	290	1,373

During 2025, AgomAb entered into two short-term office lease agreements that meet the exemption criteria for recognition as RoU assets. The lease payments for both short-term leases have been recorded in the consolidated statement of profit or loss.

This Other than office leases, the Group has several car leases for their Belgian employees. As at December 31, 2025, there are 11 car leases recognized on the balance sheet. As at December 31, 2024, there were 14 car leases with a lease term of four years, which was therefore recognized as a RoU asset.

The below table presents the movements in the lease liabilities.

(In thousands of €)	Office leases	Car leases	Total
As at January 1, 2025	1,259	286	1,545
Additions	34		34
Lease payments	(220)	(118)	(338)
Derecognition of lease liability due to termination	(2)	(45)	(47)
Interest expenses	52	8	60
As at December 31, 2025	1,123	131	1,254
As at January 1, 2024	1,350	270	1,619
Additions	11	120	131
Lease payments	(62)	(101)	(163)
Derecognition of lease liability due to termination	(18)	(13)	(31)
Interest expenses	57	10	67
Lease remeasurement	(78)	—	(78)
As at December 31, 2024	1,259	286	1,545

The weighted average incremental borrowing rate used for the car leases is 3.5% and for the office leases 4.6%. The underlying leased assets are the pledges for the lease liabilities.

The lease liabilities can be split within current and non-current liabilities as follows.

	For the year ended December 31
(In thousands of €)	2025	2024
Current	249	273
Non-current	1,005	1,272
Total Lease liabilities	1,254	1,545

The following table provides an overview of the expenditure for the short-term leases.

(In thousands of €)	2025	2024
Expenses short term office leases	15	62
Expenses short term car leases	—	45
Total short term lease expenses	15	107